NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Nature Of Operations And Basis Of Presentation Tables
Acquisition Pro forma information
2016
Revenues	$—
Net loss	$(5,343,124)
Net loss per share – basic and diluted	$(1.24)

	Year Ended September 30,
	2016	2015

Revenues	$-	$-
Net loss	$(11,548,647)	$(6,640,600)
Net loss per share - basic and diluted	$(2.52)	$(1.64)